CONVERTIBLE NOTES PAYABLE (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015	Oct. 11, 2011	Oct. 09, 2011
Convertible Notes Payable [Abstract]
Proceeds from sale of common stock and warrants, net	$ 165,030	$ 1,291,574	$ 1,291,574
Warrants Granted In Period	7,950,000		1,290,000	807,648
Warrants Granted Period In Weighted Exercise Price	$ 0.17		$ 3.40	$ 3.70
Common Par Value	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001